CONDENSED BALANCE SHEETS (Parenthetical)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 £ / shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 £ / shares	Dec. 31, 2022 £ / shares
Common Stock, Par or Stated Value Per Share | (per share)						£ 0.0001
Common Stock, Shares Authorized			1,019,324,741
Share subscription receivable | $	$ (178,720)		$ (178,720)	[1]
Loans receivable, net of credit loss provision | $			$ 785,000
Common Stock, Shares, Outstanding			28,039,517
Convertible debt | $	38,737,594		$ 0
Convertible promissory notes | $	$ 5,395,702		$ 0
Armada Acquisition Corp I [Member]
Temporary Equity, Shares Outstanding	1,417,687		2,363,349
Common stock subject to possible redemption, redemption value per share | $ / shares	$ 11.31		$ 10.91
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000		1,000,000
Preferred Stock, Shares Issued	0		0
Preferred Stock, Shares Outstanding	0		0
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	100,000,000		100,000,000
Common Stock, Shares, Issued	5,709,500		5,709,500
Common Stock, Shares, Outstanding	5,709,500		5,709,500
Common Stock [Member]
Common Stock, Par or Stated Value Per Share | £ / shares		£ 0.0001			£ 0.0001	0.0001
Common Stock, Shares Authorized			991,285,244
Common Stock, Shares, Issued	932,997,081		932,969,424
Common Stock, Shares, Outstanding	932,997,081		932,969,424
Common Class A [Member]
Common Stock, Shares Authorized			28,039,517
Common Class A [Member] | Common Stock [Member]
Common Stock, Par or Stated Value Per Share | £ / shares		£ 0.0001			£ 0.0001	£ 0.0001
Common Stock, Shares Authorized			28,039,517
Common Stock, Shares, Issued			28,039,517
Common Stock, Shares, Outstanding			28,039,517
Related Party [Member]
Share subscription receivable | $			$ (119,844)
Convertible debt | $	$ 6,291,581		6,291,581
Convertible promissory notes | $	$ 1,565,007		$ 1,565,007

[1]	Includes related party balances of $(119,844) as at December 31, 2023 and 2022, refer to note 14.